Acquisitions and Dispositions of Real Estate Property - Unaudited Pro Forma (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Business Combinations [Abstract]
Revenues	$ 86,198	$ 86,498	$ 257,683	$ 264,835
Net income attributable to CCP	$ 37,736	$ 38,834	$ 108,257	$ 138,603